OFS Credit Company, Inc.

Schedule of Investments

January 31, 2022

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Structured Finance Notes (2)
Allegro CLO VII, Ltd.
Subordinated Notes	8.49%	2/14/2019	6/13/2031	$3,100,000	$2,025,448	$1,592,462	1.5%

Allegro CLO 2021-2, Ltd.
Subordinated Notes	14.79%	8/23/2021	10/15/2034	5,000,000	4,033,764	4,202,052	3.9

Anchorage Capital CLO 1-R Ltd.
Subordinated Notes	15.68%	10/5/2018	4/13/2031	2,100,000	1,469,167	1,516,603	1.5

Apex Credit CLO 2020 Ltd.
Subordinated Notes	10.55%	11/16/2020	10/20/2031	6,170,000	5,071,505	5,092,082	4.7

Apex Credit CLO 2021 Ltd.
Subordinated Notes	13.29%	5/28/2021	7/18/2034	7,140,000	5,775,827	5,529,101	5.0

Atlas Senior Loan Fund IX Ltd.
Subordinated Notes (4) (6)	0.00%	10/5/2018	4/20/2028	1,200,000	484,707	287,586	0.3

Atlas Senior Loan Fund X Ltd.
Subordinated Notes	4.14%	10/5/2018	1/15/2031	5,000,000	2,588,534	1,698,943	1.5

Atlas Senior Loan Fund XVII, Ltd.
Subordinated Notes	15.68%	9/20/2021	10/20/2034	6,000,000	5,024,750	5,248,551	4.8

Battalion CLO IX Ltd.
Income Notes	17.34%	10/10/2018	7/15/2031	1,079,022	682,008	626,480	0.6
Subordinated Notes	17.34%	10/10/2018	7/15/2031	1,770,978	1,119,279	1,028,312	0.9
				2,850,000	1,801,287	1,654,792	1.5
Battalion CLO XI Ltd.
Subordinated Notes	20.87%	3/20/2019	10/24/2029	5,000,000	4,012,205	4,431,484	4.0

OFS Credit Company, Inc.

Schedule of Investments

January 31, 2022

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Battalion CLO XIX Ltd.
Subordinated Notes	22.77%	3/16/2021	4/15/2034	5,000,000	2,990,994	3,590,027	3.3

BlueMountain Fuji U.S. CLO III, Ltd.
Subordinated Notes	18.23%	9/18/2019	1/15/2030	3,701,700	2,530,617	2,507,363	2.3

Crown Point CLO 4 Ltd.
Subordinated Notes	9.20%	3/22/2019	4/20/2031	5,000,000	3,544,051	2,694,227	2.5

Dryden 30 Senior Loan Fund
Subordinated Notes	30.46%	10/5/2018	11/15/2028	1,000,000	349,574	354,029	0.3

Dryden 38 Senior Loan Fund
Subordinated Notes	11.67%	10/5/2018	7/15/2030	2,600,000	1,514,380	1,377,290	1.3

Dryden 41 Senior Loan Fund
Subordinated Notes	11.22%	10/5/2018	4/15/2031	2,600,000	1,257,223	1,112,086	1.0

Dryden 53 CLO, Ltd.
Income Notes	14.45%	10/5/2018	1/15/2031	3,200,000	2,005,413	1,882,560	1.7
Subordinated Notes	17.93%	10/1/2019	1/15/2031	500,000	294,704	294,133	0.3
				3,700,000	2,300,117	2,176,693	2.0
Dryden 60 CLO, Ltd.
Subordinated Notes	14.40%	4/23/2021	7/15/2031	5,950,000	4,681,637	4,658,760	4.2

Dryden 76 CLO, Ltd.
Subordinated Notes	18.49%	9/27/2019	10/20/2032	2,250,000	1,660,573	1,867,226	1.7

Dryden 87 CLO, Ltd.
Subordinated Notes	16.06%	6/2/2021	5/20/2034	5,000,000	4,471,191	4,519,708	4.1

OFS Credit Company, Inc.

Schedule of Investments

January 31, 2022

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Dryden 95 CLO, Ltd.
Subordinated Notes	14.54%	7/29/2021	8/20/2034	6,000,000	5,400,977	5,540,578	5.0

Elevation CLO 2017-7, Ltd.
Subordinated Notes	9.30%	10/5/2018	7/15/2030	4,750,000	2,844,008	2,388,683	2.2

Elevation CLO 2017-8, Ltd.
Subordinated Notes	7.69%	10/5/2018	10/25/2030	2,000,000	1,142,172	920,090	0.8

Elevation CLO 2021-12, Ltd.
Subordinated Notes	18.07%	5/26/2021	4/20/2032	3,500,000	2,484,127	2,536,992	2.3

Elevation CLO 2021-13
Subordinated Notes	17.91%	6/9/2021	7/15/2034	6,026,765	4,572,379	5,027,335	4.6

Elevation CLO 2021-14, Ltd.
Subordinated Notes	16.05%	10/29/2021	10/20/2034	7,237,500	6,144,969	6,373,422	5.8

Elevation CLO 2021-15, Ltd.
Subordinated Notes	16.91%	12/6/2021	12/5/2035	9,000,000	6,431,456	6,431,456	5.9

Flatiron CLO 2017-1, Ltd.
Subordinated Notes	23.44%	3/22/2019	5/15/2030	3,000,000	1,947,122	2,138,195	1.9

Flatiron CLO 18 Ltd.
Subordinated Notes	14.80%	10/5/2018	4/17/2031	4,500,000	3,343,783	3,277,602	3.0

Greenwood Park CLO, Ltd.
Subordinated Notes	11.31%	10/5/2018	4/15/2031	4,000,000	2,826,400	2,730,724	2.5

OFS Credit Company, Inc.

Schedule of Investments

January 31, 2022

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes	14.01%	3/20/2019	7/20/2031	3,000,000	2,024,214	1,671,824	1.5

HarbourView CLO VII-R, Ltd.
Subordinated Notes (4) (6)	0.00%	10/5/2018	11/18/2026	3,100,000	1,886,533	97,584	0.1

Jamestown CLO XVI, Ltd.
Subordinated Notes	19.81%	7/29/2021	7/25/2034	3,500,000	2,347,549	2,758,008	2.5

LCM 31 CLO
Mezzanine debt - Class E	7.68%	12/18/2020	1/20/2032	250,000	247,955	249,169	0.2
Subordinated Notes	21.03%	12/18/2020	1/20/2032	1,350,000	986,363	1,123,580	1.0
				1,600,000	1,234,318	1,372,749	1.2
Madison Park Funding XXIII, Ltd.
Subordinated Notes	16.97%	10/5/2018	7/27/2047	4,000,000	2,678,083	2,748,437	2.5

Madison Park Funding XXIX, Ltd.
Subordinated Notes	15.48%	12/22/2020	10/18/2047	1,000,000	689,323	704,721	0.6

Marble Point CLO X Ltd.
Subordinated Notes	5.49%	10/5/2018	10/15/2030	7,000,000	3,977,207	2,808,600	2.6

Marble Point CLO XI Ltd.
Income Notes	0.93%	10/5/2018	12/18/2047	1,500,000	902,911	533,652	0.5

Marble Point CLO XX, Ltd.
Subordinated Notes	14.89%	4/9/2021	4/23/2051	5,125,000	4,009,736	4,103,561	3.7

Marble Point CLO XXI, Ltd.
Subordinated Notes	14.48%	8/24/2021	10/17/2051	5,250,000	4,271,907	4,393,340	4.0

OFS Credit Company, Inc.

Schedule of Investments

January 31, 2022

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Marble Point CLO XXIII Ltd.
Subordinated Notes	14.03%	12/3/2021	1/22/2052	1,750,000	1,527,425	1,527,425	1.4

MidOcean Credit CLO VII Ltd.
Income Notes	3.83%	3/20/2019	7/15/2029	3,275,000	1,434,997	970,413	0.9

MidOcean Credit CLO VIII Ltd.
Income Notes	18.42%	1/14/2019	2/20/2031	3,225,000	2,182,343	2,102,220	1.9

MidOcean Credit CLO IX Ltd.
Income Notes	15.89%	11/21/2018	7/20/2031	3,000,000	1,858,027	1,662,762	1.5

Monroe Capital MML CLO X
Mezzanine debt - Class E	9.61%	3/10/2021	8/20/2031	1,000,000	987,498	1,000,070	0.9

Niagara Park CLO, Ltd.
Subordinated Notes	19.33%	11/8/2019	7/17/2032	4,500,000	3,477,844	3,994,849	3.6

Octagon Investment Partners 39, Ltd.
Subordinated Notes	20.03%	2/27/2020	10/20/2030	3,600,000	2,214,753	2,343,404	2.1

Sound Point CLO IV-R, Ltd.
Subordinated Notes (4) (6)	0.00%	11/2/2018	4/18/2031	4,000,000	1,061,782	648,877	0.6

THL Credit Wind River 2014-3 CLO Ltd.
Subordinated Notes	6.73%	10/10/2018	10/22/2031	2,778,000	1,593,114	1,252,878	1.1

Trinitas CLO VIII
Subordinated Notes	20.03%	4/28/2021	7/20/2117	2,800,000	1,623,685	1,650,252	1.5

Venture 33 CLO Limited
Subordinated Notes	10.16%	3/21/2019	7/15/2031	3,150,000	1,996,214	1,275,930	1.2

OFS Credit Company, Inc.

Schedule of Investments

January 31, 2022

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
VCP CLO II
Mezzanine debt - Class E	9.43%	2/19/2021	4/15/2031	500,000	486,928	496,003	0.5

Vibrant CLO X Ltd.
Subordinated Notes	12.72%	5/23/2019	10/20/2031	8,000,000	4,629,699	3,974,098	3.6

Vibrant CLO XIII, Ltd.
Subordinated Notes	13.12%	6/3/2021	7/15/2034	5,000,000	4,176,275	4,061,647	3.7

Voya CLO 2017-4, Ltd.
Subordinated Notes	9.40%	10/5/2018	10/15/2030	1,000,000	678,579	535,888	0.5

Wind River 2015-1 CLO
Subordinated Notes	20.33%	4/28/2021	10/20/2030	2,600,000	1,274,902	1,374,624	1.3

Webster Park CLO
Subordinated Notes	18.19%	4/23/2021	1/20/2027	3,363,000	2,163,035	2,243,895	2.0

Zais CLO 3, Limited
Income Notes	5.87%	10/10/2018	7/15/2031	1,038,255	590,064	287,908	0.3
Subordinated Notes	5.87%	10/10/2018	7/15/2031	1,761,745	1,001,240	488,514	0.4
				2,800,000	1,591,304	776,422	0.7

Total Structured Finance				$221,791,965	$153,705,129	$146,560,275	133.6%

Loan Accumulation Facilities (9)
Apex Credit CLO 2021-II Ltd.
Loan accumulation facility	13.50%	7/14/2021	7/14/2022	$7,000,000	$7,000,000	$7,000,000	6.4%

OFS Credit Company, Inc.

Schedule of Investments

January 31, 2022

(unaudited)

Company and Investment (1)(7)	Effective Yield (3)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Brightwood Capital MM CLO 2022-1, Ltd.
Loan accumulation facility	13.50%	1/5/2022	12/31/2032	7,500,000	7,500,000	7,500,000	6.8

Dryden 98 CLO, Ltd.
Loan accumulation facility	13.50%	12/14/2021	12/13/2022	5,950,000	5,950,000	5,950,000	5.4

Total Loan Accumulation Facilities				$20,450,000	$20,450,000	$20,450,000	18.6%

Other CLO equity related investments
CLO other (8)	18.02%				$596,351	$643,366	0.6%

Total Investments				$242,241,965	$174,751,480	$167,653,641	152.8%

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933, as amended.
(2)	Structured Finance Notes classified as income notes and subordinated notes are considered CLO subordinated debt positions. CLO subordinated debt positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. These securities are colloquially referred to as CLO equity.
(3)	The rate disclosed on Structured Finance Note investments is the estimated effective yield, generally established at purchase and re-evaluated upon receipt of distributions, and based upon projected amounts and timing of future distributions and the projected amount and timing of terminal principal payments at the time of estimation. The estimated effective yield and investment cost may ultimately not be realized. Projected cash flows, including the projected amount and timing of terminal principal payments which may be projected to occur prior to the contractual maturity date, were utilized in deriving the effective yield of the investments. As of January 31, 2022, the Company's weighted-average effective yield on its total investments, based on current amortized cost, was 14.12%.
(4)	As of January 31, 2022, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security's anticipated optional redemption, is less than current amortized cost. Projected distributions are periodically monitored and re-evaluated. All actual distributions will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security's then-current amortized cost.
(5)	The fair value of all investments was determined in good faith by the board of directors of the Company using significant, unobservable inputs.
(6)	Non-income producing.
(7)	We do not "control" and are not an "affiliate" of any of our portfolio investments, each as defined in the 1940 Act. In general, under the 1940 Act, we would be presumed to "control" a portfolio investment if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio investment if we owned 5% or more of its voting securities.
(8)	Fair value represents discounted cash flows associated with fees earned from CLO equity related investments.
(9)	Loan accumulation facilities are financing structures intended to aggregate loans that are expected to form part of the portfolio of a future CLO. Investments in loan accumulation facilities generally pay returns equal to the actual income earned on facility assets less costs and fees incurred on senior financing. Income and return of capital distributions from investments in loan accumulation facilities are generally received upon the earlier of the closing of the CLO securitization or the stated expiration of the instrument. Reported yields represent the estimated yield earned on the investment since inception.